Related Party Relationships and Transactions - Additional Information (Detail)	12 Months Ended
Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Holding percentage	100.00%
Remaining ownership interest in Encore Theme Technologies Private Limited subject to regulatory approvals and confirmations [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest	3.32%
Drivestream Inc [member]
Disclosure of transactions between related parties [line items]
Ownership interest	43.70%
Wipro Arabia Co. Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest	66.67%
Wipro Doha LLC [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest by local shareholder	51.00%
Women's Business Park Technologies Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest	55.00%
Encore Theme Technologies Private Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest	96.68%